Stock-based compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares subject to option
Beginning Balance (shares)	35,735,264
Granted (shares)	0	0	0
Exercised (shares)	(12,746,946)
Canceled/Expired (shares)	(1,746,750)
Ending Balance (shares)	21,241,568	35,735,264
Vested and expected to vest (shares)	21,241,568
Exercisable (shares)	21,241,568
Weighted-average exercise price
Beginning Balance (usd per share)	$ 33.57
Granted (usd per share)	0.00
Exercised (usd per share)	34.17
Canceled/Expired (usd per share)	41.38
Ending Balance (usd per share)	32.57	$ 33.57
Vested and expected to vest (usd per share)	32.57
Exercisable (usd per share)	$ 32.57
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	2 years 9 months 18 days	3 years 4 months 24 days
Vested and expected to vest	2 years 9 months 18 days
Exercisable	2 years 9 months 18 days